Property, Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017	Jun. 06, 2018	Jun. 30, 2017
Successor [Member]
Depreciation expenses	$ 3,200
Predecessor [Member]
Depreciation expenses		$ 6,900	$ 17,300	$ 9,300	$ 18,400